FAIR VALUE MEASUREMENTS (Details) - ADARA ACQUISITION CORP - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 117,809,450	$ 116,160,281
Public Warrants
Liabilities:
Warrant Liabilities			$ 0
Private Placement Warrants
Liabilities:
Warrant Liabilities			0
Representative Warrants
Liabilities:
Warrant Liabilities	6,500	49,000	$ 0
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liabilities	402,500	2,817,500
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Marketable securities held in Trust Account	117,809,450	116,160,281
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liabilities	284,900	1,994,300
Level 3 | Recurring | Representative Warrants
Liabilities:
Warrant Liabilities	$ 6,500	$ 49,000